ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued consulting fees		$ 45,000	$ 110,000
Accrued wages and related expenses			629,780
Accrued interest expense		10,264	101,185
Accrued other expenses	38,244		87,568
Total accrued expenses	$ 38,244	$ 55,264	$ 928,533